Reconciliations of Segment Information to Consolidated Totals (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Loss from operations		$ (7,130)	$ (19,995)	$ (13,473)
Share-based compensation		9	65	21
Impairment loss on property, plant and equipment		471	60	28
Impairment loss on intangible assets		57	5	115
Impairment loss on prepaid licensing and royalty fees		1,386	4,187	1,259
Interest income		302	333	682
Interest expense		81	182	243
Gain (loss) on sales of marketable securities - net			19,939	8,621
Foreign exchange gain (loss)		(301)	(397)	(556)
Gain (loss) on equity method investments - net		(1,731)	(600)	(531)
Impairment loss on marketable securities and investments			1,290
Depreciation		162	294	306
Amortization		111	245	1,211
Income tax expense (benefit)		(1,149)	(414)	(73)
Reportable Segment
Segment Reporting Information [Line Items]
Loss from operations		(3,924)	(13,975)	(10,149)
Share-based compensation		3	(17)	100
Impairment loss on property, plant and equipment		288	60	28
Impairment loss on intangible assets		53	5	115
Impairment loss on prepaid licensing and royalty fees		1,386	4,187	1,259
Interest income		2	12	31
Interest expense			129	243
Gain (loss) on sales of marketable securities - net			19,939	8,792
Foreign exchange gain (loss)		(174)	(145)	(306)
Gain (loss) on equity method investments - net		(1,731)	(600)	(531)
Impairment loss on marketable securities and investments			1,290
Depreciation		142	273	267
Amortization		93	244	1,195
Income tax expense (benefit)			(14)	(92)
Adjustment
Segment Reporting Information [Line Items]
Loss from operations	[1]	(3,206)	(6,020)	(3,324)
Share-based compensation	[1]	6	82	(79)
Impairment loss on property, plant and equipment	[1]	183
Impairment loss on intangible assets	[1]	4
Interest income	[1]	300	321	651
Interest expense	[1]	81	53
Gain (loss) on sales of marketable securities - net	[1]			(171)
Foreign exchange gain (loss)	[1]	(127)	(252)	(250)
Depreciation	[1]	20	21	39
Amortization	[1]	18	1	16
Income tax expense (benefit)	[1]	$ (1,149)	$ (400)	$ 19

[1]	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. As of December 31, 2014, 2015 and 2016, the compensation related was approximately $1.7 million $1.3 million and $1.6 million, respectively; professional fees was approximately $174 thousand $587 thousand and $612 thousand, respectively. The termination charge of proposed acquisition of $2.0 million in 2015 is also included in the adjustments.